Dividend Restrictions and Statutory Requirements (Details) $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 SGD ($)
PartnerRe Bermuda
Statutory Accounting Practices [Line Items]
Percentage of statutory capital and surplus requirement for payment of dividends		120.00%			120.00%
Minimum required liquidity ratio (as a percent)		75.00%			75.00%
Amount available for dividends without regulatory approval		$ 1,120
Statutory net income (loss)		1,138	$ (139)	$ 900
Required statutory capital and surplus	[1]	2,824	2,727
Actual statutory capital and surplus		7,108	5,816
PartnerRe Europe
Statutory Accounting Practices [Line Items]
Statutory net income (loss)		383	(329)	28
Required statutory capital and surplus		1,564	1,537
Actual statutory capital and surplus		$ 2,971	2,672
PartnerRe U.S.
Statutory Accounting Practices [Line Items]
Percentage of statutory capital and surplus requirement for payment of dividends		10.00%			10.00%
Restrictions on payment of dividends		two year
Statutory net income (loss)		$ 220	242	68
Required statutory capital and surplus		1,472	1,356
Actual statutory capital and surplus		$ 2,182	1,928
PartnerRe Asia
Statutory Accounting Practices [Line Items]
Percentage of basic capital requirement for payment of dividends		120.00%			120.00%
Statutory net income (loss)		$ 48	(35)	(6)
Required statutory capital and surplus		56	47
Actual statutory capital and surplus		265	212
PartnerRe Asia | Minimum
Statutory Accounting Practices [Line Items]
Required statutory capital and surplus					$ 25
PartnerRe Canada
Statutory Accounting Practices [Line Items]
Statutory net income (loss)		13	(14)	$ (12)
Required statutory capital and surplus		1,221	1,144
Actual statutory capital and surplus		1,606	1,392
Majority Shareholder | Covea | Retained earnings
Statutory Accounting Practices [Line Items]
Dividends on common shares		200	$ 0
Deemed Dividend		$ 18

[1]	Required statutory capital and surplus is calculated at the Target Capital Level